Lines of Credit and Debt - Cash Convertible Notes Call Spread Overlay (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Payments for call options	$ 97,277	$ 73,646	$ 0
Proceeds from issuance of warrants, net of issuance costs	72,406	45,396	$ 0
2019 and 2021 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs				$ 68,900
Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs	45,300
Cash Convertible Notes | 2024 Notes
Debt Instrument [Line Items]
Proceeds from issuance of warrants, net of issuance costs	72,400
Call Spread Overlay
Debt Instrument [Line Items]
Proceeds from issuance of warrants				69,400
Net cash outlay for call spread overlay	24,900	28,300		35,800
Warrant issuance costs	500	300
Option issuance costs	500	100
Accrual of warrant and option issuance costs	800	100
Call Spread Overlay | Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Payments for call options				105,200
Call Spread Overlay | Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Payments for call options				73,700
Call Option | Cash Convertible Notes | 2019 and 2021 Notes
Debt Instrument [Line Items]
Payments for call options	105,200			$ 105,200
Call Option | Cash Convertible Notes | 2023 Notes
Debt Instrument [Line Items]
Payments for call options		$ 73,700
Call Option | Cash Convertible Notes | 2024 Notes
Debt Instrument [Line Items]
Payments for call options	$ 97,300